Investment Property, Net (Details) - Schedule of Cost of Investment Properties, Accumulated Depreciation and Impairment Loss - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Investment Properties, Accumulated Depreciation and Impairment Loss [Line Items]
Balance at beginning		$ 2,166,152	$ 1,907,284
Additions		56,688	81,838
Increase (decrease) from movements between investment properties accounts
(Decrease) from transfers (to) other balance sheet accounts – inventories	[1]	(17,227)
Balance at beginning		(317,665)
Increase from transfers from property, plant and equipment		345	15,631
Increase from transfers from non-current assets held for sale			3,073
(Decreases) increases from transfers between accounts of Investment property.
Disposals and derecognition			(1,883)
Effect of exchange differences on the translation into presentation currency		(434,572)	(79,945)
Hyperinflation adjustments		191,277	241,336
Other		(5,688)	(1,182)
Balance at ending		1,956,975	2,166,152	$ 1,907,284
Balance at beginning		7,259	9,691	8,261
Balance at ending		(295,673)	(317,665)
Impairment loss		698	556	7,874
Reversal of Impairment loss		(1,188)	(2,432)	(1,060)
Disposals and derecognition			(556)	(5,384)
Balance at ending		7,957	7,259	9,691
Land [Member]
Schedule of Cost of Investment Properties, Accumulated Depreciation and Impairment Loss [Line Items]
Balance at beginning		312,399	281,119
Additions
Increase (decrease) from movements between investment properties accounts
(Decrease) from transfers (to) other balance sheet accounts – inventories	[1]	(17,227)
Increase from transfers from property, plant and equipment			1,643
Increase from transfers from non-current assets held for sale			1,229
(Decreases) increases from transfers between accounts of Investment property.
Disposals and derecognition			(39)
Effect of exchange differences on the translation into presentation currency		(47,548)	8,852
Hyperinflation adjustments		15,553	20,175
Other		(5)	(580)
Balance at ending		263,172	312,399	281,119
Balance at beginning		1,639	1,812	1,668
Impairment loss		209		336
Reversal of Impairment loss			(173)	(192)
Disposals and derecognition
Balance at ending		1,848	1,639	1,812
Buildings [Member]
Schedule of Cost of Investment Properties, Accumulated Depreciation and Impairment Loss [Line Items]
Balance at beginning		1,744,190	1,597,106
Additions		16,280	1,618
Increase (decrease) from movements between investment properties accounts		109,846
(Decrease) from transfers (to) other balance sheet accounts – inventories	[1]
Balance at beginning		317,665	241,348	179,820
Increase from transfers from property, plant and equipment		16,184	11,128
Increase from transfers from non-current assets held for sale			1,844
(Decreases) increases from transfers between accounts of Investment property.			2,756
Disposals and derecognition			(1,844)
Effect of exchange differences on the translation into presentation currency		(386,052)	(88,535)
Hyperinflation adjustments		175,278	220,592
Other		(4,536)	(475)
Balance at ending		1,671,190	1,744,190	1,597,106
Depreciation expenses		31,389	31,174	30,180
Increase from transfers from non-current assets held for sale			870
Balance at beginning		5,620	7,879	6,593
Increase decrease arising from transfers (to) property, plant and equipment accounts			(526)	16
Disposals and derecognition			(189)	(71)
Effect of exchange differences on the translation into presentation currency		(107,033)	(21,452)	(1,741)
Hyperinflation adjustments		54,835	66,589	33,365
Other		(1,183)	(149)	(221)
Balance at ending		295,673	317,665	241,348
Impairment loss		489	556	7,538
Reversal of Impairment loss			(2,259)	(868)
Disposals and derecognition			(556)	(5,384)
Balance at ending		6,109	5,620	7,879
Constructions in progress [Member]
Schedule of Cost of Investment Properties, Accumulated Depreciation and Impairment Loss [Line Items]
Balance at beginning		109,563	29,059
Additions		40,408	80,220
Increase (decrease) from movements between investment properties accounts		(109,846)
(Decrease) from transfers (to) other balance sheet accounts – inventories	[1]
Increase from transfers from property, plant and equipment		(15,839)	2,860
Increase from transfers from non-current assets held for sale
(Decreases) increases from transfers between accounts of Investment property.			(2,756)
Disposals and derecognition
Effect of exchange differences on the translation into presentation currency		(972)	(262)
Hyperinflation adjustments		446	569
Other		(1,147)	(127)
Balance at ending		$ 22,613	$ 109,563	$ 29,059

[1]	Corresponds to the transfer of the Éxito Occidente investment property to inventory of real estate projects (Note 11.1).